Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Digital Ally, Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K originally filed by the Company with the Securities and Exchange Commission on November 7, 2024 (the “Original Form 8-K)”, to disclose certain information with respect to subsidiary guarantees of the Company, and to incorporate by reference the applicable information disclosed under Item 1.01 hereunder into Item 2.03, which disclosures were inadvertently omitted in the Original Form 8-K. This Amendment makes no other changes to the Original Form 8-K
Document Period End Date	Nov. 06, 2024
Entity File Number	001-33899
Entity Registrant Name	DIGITAL ALLY, INC.
Entity Central Index Key	0001342958
Entity Tax Identification Number	20-0064269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14001 Marshall Drive
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
City Area Code	(913)
Local Phone Number	814-7774
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DGLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false